Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of Components of Current and Deferred Income Tax Expenses
The current and deferred components of the income tax expenses appearing in the consolidated statement of operations were as follows:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Current tax expenses	14,265	20,118	20,561
Deferred tax expenses	(8,943)	(7,930)	(11,366)

	5,322	12,188	9,195

Summary of Principle Components of Deferred Tax
The principle components of deferred taxes were as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Deferred tax assets:
Accrued expenses	42,443	33,946
Net operating loss carrying forwards	222,722	229,332

Total deferred tax assets	265,165	263,278

Less: Valuation allowance	(262,966)	(259,756)

Deferred tax assets, net	2,199	3,522

	As of December 31,
	2019	2020
	RMB	RMB
Deferred tax liabilities:
Acquired intangible assets	81,969	71,674

Total deferred tax liabilities	81,969	71,674

Reconciliation of Effective Tax Rate and Statutory Income Tax Rate	The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations was as follow:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Loss before income taxes	(828,087)	(507,446)	(27,465)
Income tax benefit computed at an applicable tax rate of 25%	(207,022)	(126,862)	(6,866)
Effect of non-deductible expenses	108,479	57,888	33,462
Effect of research and development super-deduction	(1,970)	(6,672)	(9,473)
Effect of income tax rate differences in jurisdictions other than PRC	38,490	30,189	(3,075)
Effect of preferential tax rate	(554)	(12,211)	(14,228)
Change in valuation allowance	67,899	69,856	9,375

	5,322	12,188	9,195